NORWEST
 WEALTHBUILDER II
   SEMI-ANNUAL
     REPORT
NOVEMBER 30, 1997

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                          [Picture graphics of coins]


                                                              NORWEST
                                                          WEALTHBUILDER II
                                                          GROWTH PORTFOLIO


                                                              NORWEST
                                                          WEALTHBUILDER II
                                                         GROWTH AND INCOME
                                                             PORTFOLIO


                                                              NORWEST
                                                          WEALTHBUILDER II
                                                           GROWTH BALANCED
                                                             PORTFOLIO




                                                           Not FDIC Insured

TABLE OF CONTENTS



A Message to Our Shareholders..............................................    1

FINANCIAL STATEMENTS OF NORWEST ADVANTAGE FUNDS
         Statements of Assets and Liabilities..............................    2
         Statements of Operations..........................................    3
         Statements of Changes in Net Assets...............................    4
         Financial Highlights..............................................    5
         Notes to Financial Statements.....................................    6
         Schedules of Investments
               Norwest WealthBuilder II Growth Portfolio...................    9
               Norwest WealthBuilder II Growth & Income Portfolio..........    9
               Norwest WealthBuilder II Growth Balanced Income Portfolio...    9

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

NORWEST WEALTHBUILDER II
A MESSAGE TO OUR SHAREHOLDERS


                                             January 21, 1998



Dear Shareholders,

         We are pleased to present you with the Norwest WealthBuilder II Semi-Annual Report. In this report you will find current financial information on all three Norwest WealthBuilder II portfolios: the Norwest WealthBuilder II Growth Portfolio, the Norwest WealthBuilder II Growth & Income Portfolio and the Norwest WealthBuilder II Growth Balanced Portfolio.

         Norwest WealthBuilder II, a new offering, opened in October, 1997. In the few months since then, we have already seen the stock market experience some turbulence due primarily to the Asian situation. You can have confidence that we will continue to offer broad diversification and professional, experienced financial management, that can help reduce your risk in times of uncertainty. We appreciate the confidence you have in us, and look forward to continuing to serve you in the future. If you have questions or need information, please call us at (800) 338-1348 or (612) 667-8833.

                                             Sincerely,



                                             John Y. Keffer
                                             Chairman, Norwest Advantage Funds

NORWEST WEALTHBUILDER II
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)

                                                                                         Norwest              Norwest
                                                                     Norwest           WealthBuilder II   WealthBuilder II
                                                                   WealthBuilder II      Growth &              Growth
                                                                      Growth              Income              Balanced
                                                                    Portfolio           Portfolio            Portfolio
                                                                  ---------------     ---------------     -----------------

ASSETS:
     Investments (Note 2):
         Investments at cost                                           $ 693,844           $ 819,828           $ 1,471,731
         Net unrealized appreciation (depreciation)                        7,951               7,214                 7,287
                                                                  ---------------     ---------------     -----------------
              Total investments at value                                 701,795             827,042             1,479,018

     Other receivables                                                     1,854              12,538               277,517
     Receivable for Fund shares sold                                      26,808              34,467                98,515
     Organization Costs, net of amortization (Note 2)                      7,879               7,879                 7,879
                                                                  ---------------     ---------------     -----------------

TOTAL ASSETS                                                             738,336             881,926             1,862,929
                                                                  ---------------     ---------------     -----------------

LIABILITIES:
     Accrued expenses and other liabilities                                8,696              10,480                 9,777
                                                                  ---------------     ---------------     -----------------

TOTAL LIABILITIES                                                          8,696              10,480                 9,777
                                                                  ---------------     ---------------     -----------------

NET ASSETS                                                             $ 729,640           $ 871,446           $ 1,853,152
                                                                  ===============     ===============     =================


COMPONENTS OF NET ASSETS:
     Paid-in capital                                                   $ 740,729           $ 872,816           $ 1,850,244
     Undistributed (distribution in excess of ) net investment
         income                                                             (551)               (226)                  612
     Accumulated net realized gain (loss)                                (18,489)             (8,358)               (4,991)
     Unrealized appreciation (depreciation) on investments                 7,951               7,214                 7,287
                                                                  ---------------     ---------------     -----------------

NET ASSETS                                                             $ 729,640           $ 871,446           $ 1,853,152
                                                                  ===============     ===============     =================

SHARES OF BENEFICIAL INTEREST                                             73,810              89,549               185,911

NET ASSET VALUE, AND REDEMPTION PRICE PER SHARE                           $ 9.89              $ 9.73                $ 9.97

OFFERING PRICE PER SHARE
     (NAV / (1-MAXIMUM SALES LOAD)                                       $ 10.04              $ 9.88               $ 10.12

     MAXIMUM SALES LOAD                                                     1.50%               1.50%                 1.50%



See Notes to Financial Statements.     2

NORWEST WEALTHBUILDER II
STATEMENTS OF OPERATIONS
FOR THE TWO MONTH PERIOD ENDED
NOVEMBER 30, 1997 (UNAUDITED)

                                                                                         Norwest              Norwest
                                                                     Norwest          WealthBuilder II   WealthBuilder II
                                                                  WealthBuilder II      Growth &              Growth
                                                                     Growth               Income             Balanced
                                                                  Portfolio (a)       Portfolio (a)        Portfolio (a)
                                                                 ----------------    ----------------    ------------------

INVESTMENT INCOME:
     Income distributions from Underlying Funds                            $ 432               $ 582               $ 2,380
                                                                 ----------------    ----------------    ------------------

EXPENSES:
     Advisory (Note 3)                                                       275                 226                   495
     Administration (Note 3)                                                  78                  64                   142
     Transfer agent (Note 3)                                                 197                 162                   354
     Custody (Note 3)                                                         16                  13                    28
     Accounting (Note 3)                                                   2,000               2,000                 2,000
     Audit                                                                 3,250               3,250                 3,250
     Registration                                                         11,557              11,557                11,557
     12b-1 Distribution fees (Note 3)                                        590                 485                 1,061
     Amortization of organization costs (Note 2)                             272                 272                   272
     Miscellaneous                                                            14                  20                   100
                                                                 ----------------    ----------------    ------------------
TOTAL EXPENSES                                                            18,249              18,049                19,259
     Fees waived and expenses reimbursed (Note 6)                        (17,266)            (17,241)              (17,491)
                                                                 ----------------    ----------------    ------------------
NET EXPENSES                                                                 983                 808                 1,768
                                                                 ----------------    ----------------    ------------------

NET INVESTMENT INCOME (LOSS)                                                (551)               (226)                  612
                                                                 ----------------    ----------------    ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS (NOTE 3):
        Net realized gain (loss) on investments sold                     (18,489)             (8,358)               (4,991)
        Net change in unrealized appreciation (depreciation)
            on investments                                                 7,951               7,214                 7,287
                                                                 ----------------    ----------------    ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   (10,538)             (1,144)                2,296
                                                                 ----------------    ----------------    ------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                                   $ (11,089)           $ (1,370)              $ 2,908
                                                                 ================    ================    ==================

--------------------------------------------------------------

(a)  See Notes to Financial Statements for commencement of operations.


See Notes to Financial Statements.   3

NORWEST WEALTHBUILDER II
STATEMENTS OF CHANGES IN NET ASSETS
NOVEMBER 30, 1997 (UNAUDITED)

                                                                                          Norwest             Norwest
                                                                      Norwest          WealthBuilder II   WealthBuilder II
                                                                   WealthBuilder II      Growth &              Growth
                                                                      Growth               Income             Balanced
                                                                   Portfolio (a)       Portfolio (a)       Portfolio (a)
                                                                  ----------------    ----------------    -----------------



NET ASSETS - OCTOBER 1, 1997                                                 $ 10                $ 10                 $ 10
                                                                  ----------------    ----------------    -----------------

OPERATIONS:
     Net investment income (loss)                                            (551)               (226)                 612
     Net realized gain (loss) on investments sold                         (18,489)             (8,358)              (4,991)
     Net change in unrealized appreciation
         (depreciation ) on investments                                     7,951               7,214                7,287
                                                                  ----------------    ----------------    -----------------
         NET INCREASE IN NET ASSETS RESULTING FROM
             OPERATIONS                                                   (11,089)             (1,370)               2,908
                                                                  ----------------    ----------------    -----------------

CAPITAL SHARE TRANSACTIONS (NOTE 5):
     Sale of shares                                                       740,719             872,849            1,850,234
     Redemption of shares                                                       -                 (43)                   -
                                                                  ----------------    ----------------    -----------------
         NET INCREASE (DECREASE) FROM CAPITAL SHARE
             TRANSACTIONS                                                 740,719             872,806            1,850,234
                                                                  ----------------    ----------------    -----------------
     NET INCREASE (DECREASE) IN NET ASSETS                                729,630             871,436            1,853,142
                                                                  ----------------    ----------------    -----------------
NET ASSETS - NOVEMBER 30, 1997
     (INCLUDING LINE A)                                                 $ 729,640           $ 871,446          $ 1,853,152
                                                                  ================    ================    =================

(A)  Accumulated undistributed (distribution in excess of)
         net investment income                                             $ (551)             $ (226)               $ 612
                                                                  ================    ================    =================

SHARE TRANSACTIONS
     Sale of shares                                                        73,810              89,553              185,911
     Redemption of shares                                                       -                  (4)                   -
                                                                  ----------------    ----------------    -----------------
         NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS                   73,810              89,549              185,911
                                                                  ================    ================    =================

--------------------------------------------------------------

(a)  See Notes to Financial Statements for commencement of operations.


See Notes to Financial Statements.   4

NORWEST WEALTHBUILDER II
FINANCIAL HIGHLIGHTS (UNAUDITED)



Selected per share data and ratios for a share outstanding throughout the period:


                                                                                               Norwest             Norwest
                                                                           Norwest          WealthBuilder II   WealthBuilder II
                                                                       WealthBuilder II        Growth &             Growth
                                                                           Growth               Income              Balanced
                                                                          Portfolio            Portfolio            Portfolio
                                                                        --------------       --------------      --------------

                                                                                        For the Two Month Period
                                                                                         Ended November 30, 1997
                                                                        -------------------------------------------------------

Net Asset Value, Beginning  of Period (a)                                    $10.00               $10.00              $10.00
                                                                        --------------       --------------      --------------
Investment Operations
     Net Investment Income (Loss)                                             (0.01)                -                   -
     Net Realized and Unrealized Gain (Loss) on Investments                   (0.10)               (0.27)              (0.03)
                                                                        --------------       --------------      --------------
Total from Investment Operations                                              (0.11)               (0.27)              (0.03)
                                                                        --------------       --------------      --------------
Net Asset Value, End of Period                                                $9.89                $9.73               $9.97
                                                                        ==============       ==============      ==============

Total Return (b)(c)                                                           (1.10)%              (2.70)%             (0.30)%

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                       $730                 $871              $1,853
Ratios to Average Net Assets:
    Expenses including reimbursement/waiver of fees (d)                        1.27%                1.27%               1.27%
    Expenses excluding reimbursement/waiver of fees (d)                       23.60%               28.36%              13.84%
    Net investment income (loss) including                                    (0.71)%              (0.36)%              0.44%
    reimbursement/waiver of fees (d)
Portfolio Turnover Rate (e)                                                   41.95%               15.81%              61.93%

------------------------------------------------------

(a)  See Notes to Financial Statements for commencement of operations.
(b)  Not Annualized.
(c) Total return calculation does not include sales charge. Total return would have been lower had certain expenses not been reduced during the period shown (Note 6).
(d)  Annualized.
(e) Portfolio turnover represents the rate of portfolio activity.



See Notes to Financial Statements.   5

NORWEST WEALTHBUILDER II
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1997

NOTE 1.   ORGANIZATION

Each of the Norwest WealthBuilder II portfolios is a diversified series of Norwest Advantage Funds ("Trust") which is organized as a Delaware business trust and is registered as an open-end management investment company. Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth & Income Portfolio and Norwest WealthBuilder II Growth Balanced Portfolio (each a "Portfolio" and collectively the "Portfolios") are separate investment portfolios designed to offer you access to professionally managed mutual funds from well-known fund groups. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the shares of beneficial interest without par value and the Portfolios commenced operations on October 1, 1997. Each Portfolio seeks to achieve its objective by allocating its assets across asset classes of stocks, bonds and money market instruments through a number of affiliated and non-affiliated funds ("Underlying Funds"). The financial statements and financial highlights for the Underlying Funds are presented in a separate financial statement.

NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies:

SECURITY VALUATION - The Trust determines the net asset value per share of the as of the close of trading on the New York Stock Exchange on each Portfolio business day (generally 4:00 p.m. Eastern time). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

FEDERAL TAXES - Each Portfolio intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, each Portfolio will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Portfolio, timing differences and differing characterizations of distributions made by the Portfolio.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The Portfolios invest in investment companies that are partnerships, thus each Portfolio records its pro rata share of the underlying partnerships' net income and realized and unrealized gain and loss daily. These amounts are included in each Portfolio's Statement of Operations under the caption Income distributions from Underlying Funds.

EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operation of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

ORGANIZATIONAL COSTS - Costs incurred by each Portfolio in connection with its organization and initial registration are being amortized on a straight line basis over a five year period.

NORWEST WEALTHBUILDER II
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997

REPURCHASE AGREEMENTS - Each Fund along with certain other Norwest Advantage Funds may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements. The Funds, through their custodian, receive delivery of the collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the collateral at all times. In the event of default, a Fund may have difficulties with the disposition of such collateral.

NOTE 3.   ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of the Portfolios is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), a subsidiary of Norwest Corporation. In most cases, affiliates of Norwest serve as investment subadviser for each affiliated Underlying Fund. For its services with respect to allocating and monitoring the investment of each Portfolio's assets in Underlying Funds and other investment securities, the Adviser is paid an advisory fee directly by each Portfolio at an annual rate of 0.35% of its average daily net assets.

ADMINISTRATIVE AND DISTRIBUTION - The administrator of the Portfolio's is Forum Administrative Services, LLC ("FAS"). Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. serves as the Portfolio's manager and distributor of the Portfolios' shares. FAS and FFSI each are entitled to receive a fee at an annual rate of 0.05% of each Portfolio's average daily net assets.

TRANSFER AGENT, CUSTODIAN AND OTHER SERVICES - Norwest serves as transfer and shareholder services agent for each Portfolio. For its services, Norwest is entitled to receive a fee with respect to each Portfolio at an annual rate of 0.25% of its average daily net assets. Norwest also serves as each Portfolio's custodian and may appoint subcustodians for any services and other assets held in depositories. For its custodial services, Norwest is entitled to receive a fee with respect to each Portfolio at an annual rate of: 0.02% of the first $100 million of a Portfolio's average daily net assets, 0.015% of the next $100 million of the Portfolio's average daily net assets and 0.01% of the Portfolio's remaining average daily net assets. No fee is directly payable by a Portfolio to the extent the Portfolio is invested in one or more Underlying Fund.

Pursuant to a separate agreement, Forum Accounting Services, LLC ("FAcS"), provides portfolio accounting services to each Portfolio.

DISTRIBUTION PLAN - The Trust may compensate FFSI under a Distribution Plan (the "Plan") adopted under Rule 12b-1 under the Investment Company Act of 1940 by the Trust for the Portfolio's shares. FFSI, in turn, may use these payments to compensate others for services provided, or to reimburse others for expenses incurred, in connection with the distribution of shares. The Plan authorizes monthly payments at an annual rate of up to 0.75% of the Portfolios' average daily net assets. Unreimbursed distribution charges at November 30, 1997, for Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth & Income Portfolio and Norwest WealthBuilder II Growth Balanced Portfolio were $645, $531 and $1,161, respectively.

NOTE 4.   SECURITIES TRANSACTIONS

The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) for the period ended November 30, 1997 were as follows:

                                                           COST OF         PROCEEDS
                                                          PURCHASES       FROM SALES
                                                          ----------      ----------

Norwest WealthBuilder II Growth Portfolio                $1,292,414       $  584,514
Norwest WealthBuilder II Growth & Income Portfolio        1,290,895           84,169
Norwest WealthBuilder II Growth Balanced Portfolio        3,101,871          645,447

NORWEST WEALTHBUILDER II
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
NOVEMBER 30, 1997

NOTE 4.   SECURITIES TRANSACTIONS (CONTINUED)

For federal income tax purposes, the tax basis of investment securities owned as of November 30, 1997 and the aggregate gross unrealized appreciation and the aggregate unrealized depreciation based on identified tax cost as of November 30, 1997 were as follows:

                                                                                                              NET
                                                                                                           UNREALIZED
                                                            TAX           UNREALIZED    UNREALIZED        APPRECIATION
                                                         COST BASIS      APPRECIATION  DEPRECIATION      (DEPRECIATION)
                                                         ----------      ------------  -------------     --------------
Norwest WealthBuilder II Growth Portfolio                 $ 693,844        $10,530        $2,579            $7,951
Norwest WealthBuilder II Growth & Income Portfolio          819,828          9,892         2,678             7,214
Norwest WealthBuilder II Growth Balanced Portfolio        1,471,731         12,915         5,628             7,287

NOTE 6.  VOLUNTARY WAIVERS AND REIMBURSEMENT OF EXPENSES

Norwest, FAS and FFSI have voluntarily waived a portion of their fees and have reimbursed certain expenses of the Portfolios so that total expenses would not exceed certain expense limitations established for each Portfolio. Norwest, FAS and FFSI at their discretion, may revise or discontinue the voluntarily fee waivers and expense reimbursements at any time. For the period ended November 30, 1997, fees waived and expenses reimbursed by the Trust's service providers were as follows:

                                                                                                            TOTAL FEES
                                                                                                            WAIVED AND
                                                                                              EXPENSES       EXPENSES
                                                                        FEES WAIVED          REIMBURSED     REIMBURSED
                                                            ---------------------------      ----------     ----------
                                                            TRANSFER   FAS/      ASSET
                                                             AGENT     FFSI    ALLOCATION       FFSI
                                                             -----     ----    ----------       ----

Norwest WealthBuilder II Growth Portfolio                     $197      $ 78      $275         $16,716        $17,266
Norwest WealthBuilder II Growth & Income Portfolio             162        64       226          16,789         17,241
Norwest WealthBuilder II Growth Balanced Portfolio             354       142       495          16,500         17,491


NORWEST WEALTHBUILDER II
SCHEDULES OF INVESTMENTS
NOVEMBER 30, 1997 (UNAUDITED)

Face/Share Amounts                                                                        Value (Note 2)
------------------                                                                        --------------

NORWEST WEALTHBUILDER II GROWTH PORTFOLIO
Underlying Funds (100.0%)
       7,330 AIM Blue Chip Fund - Class A                                                     $ 235,308
       1,276 Franklin Small Cap Growth Fund                                                      30,997
         N/A Income Equity Portfolio of Core Trust                                              116,792
         N/A International Portfolio of Core Trust                                               30,004
       9,024 Norwest Advantage ValuGrowth Stock Fund - Class A                                  225,782
       2,036 Putnam International Growth Fund - Class A                                          35,659
         N/A Schroder  U.S. Smaller Companies Portfolio                                          27,253
                                                                                          --------------

Total Investments (100.0%) (cost $693,844)                                                    $ 701,795
                                                                                          ==============

NORWEST WEALTHBUILDER II GROWTH & INCOME PORTFOLIO
Underlying Funds (99.4%)
       3,787 AIM Blue Chip Fund - Class A                                                     $ 121,549
       3,244 Franklin Small Cap Growth Fund                                                      78,767
         N/A Income Equity Portfolio of Core Trust                                              252,842
         N/A International Portfolio of Core Trust                                               84,085
       4,816 Norwest Advantage ValuGrowth Stock Fund - Class A                                  120,496
       4,608 Putnam International Growth Fund - Class A                                          80,688
         N/A Schroder  U.S. Smaller Companies Portfolio                                          83,490
                                                                                          --------------
Total Underlying Funds (cost $ 814,703)                                                         821,917
                                                                                          --------------

Repurchase Agreements (0.6%)
       5,125 Bear,  Stearns & Co., Inc.,  5.72%,  12/1/97,  to be repurchased at
             $5,127. Bear, Stearns & Co., Inc., is a joint repurchase agreement.
             Collateralized by multiple UST Strips 0%, 2/15/01 - 8/15/04,
             Par $65,000,000. (cost $5,125)                                                       5,125
                                                                                          --------------

Total Investments (100.0%) (cost $819,828)                                                    $ 827,042
                                                                                          ==============

NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO
Underlying Funds (100.0%)
       4,607 AIM Blue Chip Fund - Class A                                                     $ 147,890
       3,508 Franklin Small Cap Growth Fund                                                      85,186
         N/A Income Equity Portfolio of Core Trust                                              299,442
         N/A International Portfolio of Core Trust                                              103,307
      13,851 MFS High Income Fund - Class A                                                      76,595
      17,291 Norwest Advantage Intermediate Government Income Fund - Class A                    192,968
       5,278 Norwest Advantage ValuGrowth Stock Fund - Class A                                  132,068
      25,038 Putnam Income Fund - Class A                                                       178,024
       5,051 Putnam International Growth Fund - Class A                                          88,439
         N/A Schroder  U.S. Smaller Companies Portfolio                                         101,065
       7,517 Templeton Global Bond Fund - Class 1                                                74,034
                                                                                          --------------

Total Investments (100.0%) (cost $1,471,731)                                                $ 1,479,018
                                                                                          ==============


See Notes to Financial Statements.   9

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
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Shareholder Services
Minneapolis/St. Paul 612-667-8833
Elsewhere 800-338-1348

Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor

(C) 1998 Norwest WealthBuilder II Semi-Annual Report
WBIIAAA 013 1/98

THIS REPORT IS FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND MAY BE
DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS OF THE WEALTHBUILDER II PORTFOLIOS.